Schedule of Investments (unaudited) July 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 2.2%
Adecoagro SA, 6.00%, 09/21/27 (Call 09/21/22)(a)	$150	$142,594
Agua y Saneamientos Argentinos SA, 6.63%, 02/01/23 (Call 02/01/21)(a)	150	112,125
Arcor SAIC, 6.00%, 07/06/23 (Call 07/06/20)(a)(b)	224	220,220
Genneia SA, 8.75%, 01/20/22 (Call 01/20/20)(a)(b)	100	93,188
Pampa Energia SA
7.38%, 07/21/23 (Call 07/21/20)(a)(b)	200	198,250
7.50%, 01/24/27 (Call 01/24/22)(a)(b)	300	275,897
Rio Energy SA/UGEN SA/UENSA SA, 6.88%, 02/01/25 (Call 02/01/22)(a)(b)	150	112,687
Stoneway Capital Corp., 10.00%, 03/01/27 (Call 03/01/22)(a)	139	128,067
Tecpetrol SA, 4.88%, 12/12/22 (Call 12/12/20)(a)	100	96,875
Transportadora de Gas del Sur SA, 6.75%, 05/02/25 (Call 05/02/22)(a)(b)	150	139,116
YPF SA
6.95%, 07/21/27(a)(b)	325	293,312
7.00%, 12/15/47 (Call 06/15/47)(a)(b)	200	171,484
8.50%, 07/28/25(a)	450	446,850
8.50%, 06/27/29 (Call 03/27/29)(c)	200	193,500
8.75%, 04/04/24(a)	330	336,806

		2,960,971

Brazil — 7.1%
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/31/23(a)(b)	200	210,980
Banco do Brasil SA/Cayman
4.63%, 01/15/25(a)	200	207,931
4.75%, 03/20/24(a)	200	209,562
5.88%, 01/19/23(a)	200	214,187
9.00%, (Call 06/18/24)(a)(b)(d)(e)	200	223,669
9.25%, (Call 04/15/23)(a)(d)(e)	200	224,606
Braskem Netherlands Finance BV
3.50%, 01/10/23(a)(b)	200	199,988
4.50%, 01/10/28(a)(b)	200	201,404
BRF SA, 3.95%, 05/22/23(a)	200	197,600
Cemig Geracao e Transmissao SA, 9.25%, 12/05/24 (Call 12/05/23)(a)	200	232,200
CSN Islands XII Corp., 7.00%, (Call 09/23/19)(a)(d)	100	92,811
Embraer Netherlands Finance BV
5.05%, 06/15/25	205	222,233
5.40%, 02/01/27	50	55,688
Fibria Overseas Finance Ltd., 5.25%, 05/12/24	50	53,281
Gol Finance Inc., 7.00%, 01/31/25 (Call 01/31/22)(a)	50	50,320
GTL Trade Finance Inc./Gerdau Holdings Inc., 5.89%, 04/29/24 (Call 01/29/24)(a)	150	165,227
Itau Unibanco Holding SA/Cayman Islands
5.13%, 05/13/23(a)	200	209,544
5.65%, 03/19/22(a)	200	210,260
6.50%, (Call 03/19/23)(a)(b)(d)(e)	200	204,512
JBS Investments II GmbH, 7.00%, 01/15/26 (Call 01/15/22)(a)	200	214,000
JBS USA LUX SA/JBS USA Finance Inc., 5.88%, 07/15/24 (Call 09/03/19)(a)	75	77,063
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc., 6.50%, 04/15/29 (Call 04/15/24)(a)	100	107,375
Klabin Austria GmbH, 5.75%, 04/03/29 (Call 01/03/29)(c)	200	210,687
Marfrig Holdings Europe BV, 8.00%, 06/08/23 (Call 08/30/19)(a)(b)	200	208,125
Minerva Luxembourg SA, 6.50%, 09/20/26 (Call 09/20/21)(a)(b)	200	204,500

Security	Par (000)	Value

Brazil (continued)
NBM U.S. Holdings Inc., 7.00%, 05/14/26 (Call 05/14/22)(c)	$200	$206,100
Odebrecht Offshore Drilling Finance Ltd., 7.72%, (7.72% PIK), 12/01/26 (Call 12/01/21)(a)(f)	154	42,392
Oi SA, 10.00%, (10.00% PIK), 07/27/25(f)	200	202,000
Petrobras Global Finance BV
4.38%, 05/20/23(b)	100	103,775
5.30%, 01/27/25(b)	218	234,906
5.63%, 05/20/43	100	101,950
5.75%, 02/01/29	200	214,500
6.00%, 01/27/28	425	464,525
6.13%, 01/17/22	100	107,906
6.25%, 03/17/24(b)	225	250,387
6.75%, 01/27/41	100	111,750
6.85%, 06/05/15	150	163,500
6.88%, 01/20/40	98	110,740
6.90%, 03/19/49	200	223,929
7.25%, 03/17/44(b)	150	175,584
7.38%, 01/17/27(b)	250	295,625
8.75%, 05/23/26	200	251,200
Rumo Luxembourg Sarl, 5.88%, 01/18/25 (Call 01/18/22)(a)	200	212,375
St. Marys Cement Inc. Canada, 5.75%, 01/28/27 (Call 10/28/26)(a)	200	220,834
Suzano Austria GmbH, 6.00%, 01/15/29 (Call 10/15/28)(a)	400	441,480
Ultrapar International SA, 5.25%, 06/06/29(c)	200	210,250
Vale Overseas Ltd.
6.25%, 08/10/26(b)	200	226,450
6.88%, 11/10/39	200	244,760
8.25%, 01/17/34	200	263,946

		9,488,617

Chile — 4.0%
AES Gener SA, 7.13%, 03/26/79 (Call 07/06/24)(a)(e)	200	216,219
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	200	204,250
Celulosa Arauco y Constitucion SA
4.25%, 04/30/29 (Call 01/30/29)(a)	200	208,985
4.50%, 08/01/24 (Call 05/01/24)	200	210,187
5.50%, 04/30/49 (Call 10/30/48)(a)	200	215,215
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	400	396,580
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	200	211,450
Colbun SA, 4.50%, 07/10/24 (Call 04/11/24)(a)	400	421,000
Empresa Electrica Guacolda SA, 4.56%, 04/30/25 (Call 01/30/25)(a)(b)	200	189,250
Empresa Nacional de Telecomunicaciones SA
4.75%, 08/01/26 (Call 05/03/26)(a)	200	210,187
4.88%, 10/30/24(a)	200	210,581
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	200	204,938
Enel Chile SA, 4.88%, 06/12/28	300	327,891
GNL Quintero SA, 4.63%, 07/31/29(a)	200	212,500
Inversiones CMPC SA/Cayman Islands Branch, 4.38%, 05/15/23 (Call 02/15/23)(a)(b)	600	624,750
Latam Finance Ltd.
6.88%, 04/11/24 (Call 04/11/21)(a)	200	210,312
7.00%, 03/01/26 (Call 03/01/23)(a)	200	210,950
SACI Falabella, 3.75%, 04/30/23(a)	200	206,000
Telefonica Chile SA, 3.88%, 10/12/22(a)	200	206,438
VTR Finance BV, 6.88%, 01/15/24 (Call 08/12/19)(a)(b)	400	413,724

		5,311,407

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

China — 9.2%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	$500	$508,961
4.00%, 12/06/37 (Call 06/06/37)	200	208,050
Azure Nova International Finance Ltd., 3.50%, 03/21/22(a)	200	201,087
Baidu Inc.
3.50%, 11/28/22	200	204,125
4.13%, 06/30/25	200	210,062
Bank of China Ltd./Hong Kong
3.30%, 03/08/23, (3 mo. LIBOR US + 0.850%)(a)(g)	200	200,734
3.88%, 06/30/25(a)	200	209,687
Bank of China Ltd./Macau, 2.88%, 04/20/22(a)	200	201,250
Bank of Communications Co. Ltd., 4.50%, 10/03/24 (Call 10/03/19)(a)(e)	200	200,563
BOC Aviation Ltd., 3.46%, 09/26/23 (Call 08/26/23), (3 mo. LIBOR US + 1.125%)(a)(g)	200	200,586
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)	200	209,000
China Cinda Finance 2017 I Ltd.
3.88%, 02/08/23(a)	200	205,604
4.75%, 02/21/29(a)	200	217,144
China Construction Bank Corp.
3.88%, 05/13/25 (Call 05/13/20)(a)(e)	200	201,125
4.25%, 02/27/29 (Call 02/27/24)(a)(e)	200	207,125
China Evergrande Group
8.25%, 03/23/22 (Call 03/23/20)(a)	400	387,875
8.75%, 06/28/25 (Call 06/28/21)(a)	200	178,063
China Overseas Finance Cayman VI Ltd., 5.95%, 05/08/24(a)	200	225,250
CITIC Ltd., 3.88%, 02/28/27(a)	200	204,812
CMBLEMTN 1 Ltd., 3.25%, 11/29/21(a)	200	200,063
CMHI Finance BVI Co. Ltd., 4.38%, 08/06/23(a)	200	210,096
CNOOC Finance 2012 Ltd., 3.88%, 05/02/22(a)	200	206,375
CNOOC Nexen Finance 2014 ULC, 4.25%, 04/30/24	200	212,967
CNPC General Capital Ltd., 3.40%, 04/16/23(a)	200	204,000
Country Garden Holdings Co. Ltd.
4.75%, 07/25/22 (Call 07/25/20)(a)	200	199,813
7.25%, 04/08/26 (Call 04/08/23)(a)	200	210,625
CRCC Yuxiang Ltd., 3.50%, 05/16/23(a)	200	203,875
Easy Tactic Ltd., 5.75%, 01/13/22 (Call 01/13/20)(a)	200	196,563
Fortune Star BVI Ltd., 5.25%, 03/23/22 (Call 03/23/20)(a)	200	198,375
Franshion Brilliant Ltd., 4.00%, (Call 01/03/23)(a)(d)(e)	200	195,750
Huarong Finance 2017 Co. Ltd.
4.50%, (Call 01/24/22)(a)(d)(e)	400	403,250
4.75%, 04/27/27(a)	200	210,062
Huarong Finance II Co. Ltd., 5.50%, 01/16/25(a)	200	218,875
ICBCIL Finance Co. Ltd., 2.50%, 09/29/21(a)	200	197,920
Industrial & Commercial Bank of China Ltd./London, 3.13%, 10/25/23, (3 mo. LIBOR US + 0.850%)(a)(g)	400	401,132
Industrial & Commercial Bank of China Ltd./Singapore, 3.23%, 04/24/22, (3 mo. LIBOR US + 0.950%)(a)(g)	200	201,332
JD.com Inc., 3.88%, 04/29/26	200	199,500
Kaisa Group Holdings Ltd., 8.50%, 06/30/22 (Call 06/30/20)(a)	200	191,813
KWG Group Holdings Ltd., 6.00%, 09/15/22 (Call 03/15/20)(a)	200	198,438
Lenovo Group Ltd., 4.75%, 03/29/23(a)	200	201,875
Nexen Inc.
6.40%, 05/15/37	200	266,375
7.50%, 07/30/39	200	303,375
Poly Real Estate Finance Ltd., 3.88%, 03/25/24(a)	200	202,937
Proven Honour Capital Ltd., 4.13%, 05/19/25(a)	200	204,250
Shimao Property Holdings Ltd., 4.75%, 07/03/22 (Call 07/03/20)(a)	200	201,125

Security	Par (000)	Value

China (continued)
Sino-Ocean Land Treasure Finance II Ltd., 5.95%, 02/04/27(a)	$200	$213,467
Sinopec Capital 2013 Ltd., 3.13%, 04/24/23(a)	200	202,937
Sunac China Holdings Ltd., 7.95%, 08/08/22 (Call 08/08/20)(a)	200	203,687
Tencent Holdings Ltd.
3.60%, 01/19/28 (Call 10/19/27)(a)	300	308,562
3.93%, 01/19/38 (Call 07/19/37)(a)	200	205,843
3.98%, 04/11/29 ( 01/11/29)(a)(b)	200	210,170
Tsinghua Unic Ltd., 5.38%, 01/31/23(a)	200	189,000
Vanke Real Estate Hong Kong Co. Ltd., 4.15%, 04/18/23(a)	200	205,469
Yingde Gases Investment Ltd., 6.25%, 01/19/23 (Call 01/19/21)(a)	200	203,375

		12,164,374

Colombia — 4.5%
AI Candelaria Spain SLU, 7.50%, 12/15/28 (Call 09/15/28)(a)(b)	250	279,250
Banco de Bogota SA
4.38%, 08/03/27(a)	200	207,188
5.38%, 02/19/23(a)(b)	200	211,562
6.25%, 05/12/26(a)	200	222,781
Bancolombia SA
4.88%, 10/18/27 (Call 10/18/22)(e)	400	409,625
5.13%, 09/11/22(b)	293	308,108
Colombia Telecomunicaciones SA ESP
5.38%, 09/27/22 (Call 08/30/19)(a)(b)	200	202,063
8.50%, (Call 03/30/20)(a)(d)(e)	100	102,938
Ecopetrol SA
4.13%, 01/16/25	383	397,482
5.38%, 06/26/26 (Call 03/26/26)	335	370,275
5.88%, 09/18/23	650	724,750
5.88%, 05/28/45	600	674,160
7.38%, 09/18/43	250	321,562
Grupo Aval Ltd., 4.75%, 09/26/22(a)	200	204,240
Grupo de Inversiones Suramericana SA, 5.50%, 04/29/26 (Call 01/29/26)(a)	200	219,687
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)	200	204,438
6.00%, 03/15/25 (Call 03/15/20)(a)	200	207,500
6.25%, 03/25/29 (Call 03/25/24)(a)	200	215,600
6.63%, 10/15/26 (Call 10/15/21)(a)	200	218,125
SURA Asset Management SA, 4.88%, 04/17/24(a)(b)	100	106,469
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	200	227,250

		6,035,053

Congo, The Democratic Republic — 0.2%
HTA Group Ltd./Mauritius, 9.13%, 03/08/22 (Call 08/12/19)(a)	200	209,063

Ghana — 0.5%
Kosmos Energy Ltd., 7.13%, 04/04/26 (Call 04/04/22)(c)	200	201,750
Tullow Oil PLC
6.25%, 04/15/22 (Call 08/12/19)(a)	200	201,063

7.00%, 03/01/25 (Call 03/01/21)(a)	200	201,250
		604,063

Guatemala — 0.5%
Central American Bottling Corp., 5.75%, 01/31/27 (Call 01/31/22)(a)(b)	100	104,156
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24 (Call 09/20/19)(a)	200	206,875

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Guatemala (continued)
Industrial Senior Trust, 5.50%, 11/01/22(a)	$300	$306,900

		617,931

Hong Kong — 5.3%
AIA Group Ltd.
3.60%, 04/09/29 ( 01/09/29)(a)	200	208,335
3.90%, 04/06/28 (Call 01/06/28)(a)	200	212,742
4.50%, 03/16/46 (Call 09/16/45)(a)	200	227,250
Bank of China Hong Kong Ltd., 5.90%, (Call 09/14/23)(a)(d)(e)	400	429,000
Bank of East Asia Ltd. (The), 4.00%, 11/03/26 (Call 11/03/21)(a)(e)	200	201,750
Celestial Miles Ltd., 5.75%, (Call 01/31/24)(a)(d)(e)	200	209,750
China CITIC Bank International Ltd., 7.10%, (Call 11/06/23)(a)(d)(e)	200	214,000
China Construction Bank Asia Corp. Ltd., 4.25%, 08/20/24 (Call 08/20/19)(a)(e)	200	200,102
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	800	787,750
CK Hutchison International 19 Ltd., 3.25%, 04/11/24 (Call 03/11/24)(a)(b)	200	204,475
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(a)	200	197,063
HLP Finance Ltd., 4.75%, 06/25/22(a)	200	209,062
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(a)	200	199,000
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 4.50%, 06/01/22(a)	200	209,937
Hutchison Whampoa International 11 Ltd., 4.63%, 01/13/22(a)	600	627,750
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	100	145,406
Industrial & Commercial Bank of China Asia Ltd., 4.25%, (Call 07/21/21)(a)(d)(e)	200	199,750
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (04/26/22)(a)	200	202,250
Nan Fung Treasury II Ltd., 5.50%, (Call 05/29/20)(a)(d)	200	196,813
Nanyang Commercial Bank Ltd., 5.00%, (Call 06/02/22)(a)(d)(e)	200	196,063
NWD Finance BVI Ltd.
5.75%, (Call 10/05/21)(a)(d)	200	197,875
6.25%, (Call 03/07/24)(a)(d)	200	201,750
OVPH Ltd., 5.88%, (Call 03/01/21)(a)(d)	200	204,687
PCPD Capital Ltd., 4.75%, 03/09/22(a)	200	200,687
Radiant Access Ltd., 4.60%, (Call 05/18/20)(a)(d)	400	388,250
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22(a)	200	209,375
Swire Pacific MTN Financing Ltd., 4.50%, 10/09/23(a)	200	214,125
Swire Properties MTN Financing Ltd., 3.63%, 01/13/26(a)	200	206,125

		7,101,122

India — 5.0%
ABJA Investment Co. Pte Ltd.
5.45%, 01/24/28(a)	200	193,154
5.95%, 07/31/24(a)	200	210,125
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, 12/10/24(b)(c)	200	205,807
Adani Ports & Special Economic Zone Ltd., 4.00%, 07/30/27 (Call 06/30/27)(a)	200	201,840
Axis Bank Ltd./Dubai, 3.00%, 08/08/22(a)	200	198,875
Bharat Petroleum Corp. Ltd., 4.00%, 05/08/25(a)	200	206,875
Bharti Airtel International Netherlands BV, 5.35%, 05/20/24(a)	200	212,855
Bharti Airtel Ltd., 4.38%, 06/10/25(a)	200	202,688
Canara Bank/London, 3.25%, 08/10/22(a)	200	200,388
Delhi International Airport Ltd., 6.13%, 10/31/26(a)	200	212,437
Greenko Dutch BV, 5.25%, 07/24/24 (Call 07/24/20)(a)	200	201,063

Security	Par (000)	Value

India (continued)
ICICI Bank Ltd./Dubai
3.25%, 09/09/22(a)	$200	$200,813
4.00%, 03/18/26(a)	250	257,266
Indian Oil Corp. Ltd.
4.75%, 01/16/24(a)	200	212,687
5.75%, 08/01/23(a)	200	219,296
JSW Steel Ltd., 5.25%, 04/13/22(a)	200	204,063
NTPC Ltd.
4.25%, 02/26/26(a)	200	209,625
4.38%, 11/26/24(a)	200	211,187
Oil India Ltd., 5.38%, 04/17/24(a)	200	218,875
ONGC Videsh Ltd.
3.75%, 05/07/23(a)	200	205,000
4.63%, 07/15/24(a)	200	212,937
REC Ltd., 5.25%, 11/13/23(a)	200	213,718
Reliance Holdings USA Inc., 5.40%, 02/14/22(a)	250	264,766
Reliance Industries Ltd.
4.13%, 01/28/25(a)	250	261,328
4.88%, 02/10/45(a)	250	279,187
State Bank of India/London
3.25%, 01/24/22(a)	200	201,250
4.38%, 01/24/24(a)	200	210,500
4.88%, 04/17/24(a)	200	214,812
Vedanta Resources Finance II PLC, 9.25%, 04/23/26 (Call 04/23/23)(a)(b)	200	206,250
Vedanta Resources Ltd., 7.13%, 05/31/23(a)(b)	400	401,250

		6,650,917

Indonesia — 2.4%
Bank Mandiri Persero Tbk PT, 3.75%, 04/11/24(a)	200	205,750
Bank Rakyat Indonesia Persero Tbk PT
3.95%, 03/28/24(a)	200	206,813
4.63%, 07/20/23(a)	200	211,000
Eterna Capital Pte Ltd., Series B, 8.00%, (8.00% PIK), 12/11/22 (Call 09/02/19)(f)	104	83,542
Indika Energy Capital III Pte Ltd., 5.88%, 11/09/24 (Call 11/09/21)(a)	250	243,281
Listrindo Capital BV, 4.95%, 09/14/26 (Call 09/14/21)(a)	200	200,563
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	200	232,000
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26 (Call 05/14/23)(c)	200	201,500
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25 (Call 01/30/22)(a)	200	199,500
Minejesa Capital BV
4.63%, 08/10/30(a)	400	408,000
5.63%, 08/10/37(a)	200	215,312
Perusahaan Gas Negara Tbk PT, 5.13%, 05/16/24(a)	400	434,250
Saka Energi Indonesia PT, 4.45%, 05/05/24(a)	200	200,430
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33 (Call 04/24/26)(a)(b)	192	197,827

		3,239,768

Israel — 4.1%
Altice Financing SA
6.63%, 02/15/23 (Call 08/30/19)(a)	600	617,250
7.50%, 05/15/26 (Call 05/15/21)(a)	600	626,070
Israel Chemicals Ltd., 6.38%, 05/31/38 (Call 11/30/37)(c)	250	282,812
Israel Electric Corp. Ltd.
4.25%, 08/14/28(c)	200	209,438
6.88%, 06/21/23(a)(b)	200	226,625
Series 6, 5.00%, 11/12/24(c)	400	431,500

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Israel (continued)
Teva Pharmaceutical Finance Co. BV
2.95%, 12/18/22(b)	$200	$179,219
Series 2, 3.65%, 11/10/21	300	285,184
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	300	245,156
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 07/21/23(b)	786	681,732
3.15%, 10/01/26(b)	851	668,035
4.10%, 10/01/46(b)	490	326,309
6.00%, 04/15/24 (Call 01/15/24)	200	185,540
6.75%, 03/01/28 (Call 12/01/27)(b)	500	447,500

		5,412,370

Jamaica — 0.4%
Digicel Group One Ltd., 8.25%, 12/30/22 (Call 12/30/20)(a)	550	331,444
Digicel Group Two Ltd.
8.25%, 09/30/22 (Call 09/30/20)(a)	50	9,469
9.13%, (9.13% PIK), 04/01/24 (Call 08/30/19)(a)(f)	200	36,437
Digicel Ltd., 6.75%, 03/01/23 (Call 08/15/19)(a)	400	192,375

		569,725

Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC, 5.50%, 12/21/22 (Call 09/02/19)(a)	147	146,983
Nostrum Oil & Gas Finance BV, 8.00%, 07/25/22 (Call 08/12/19)(a)	200	123,812
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(a)	200	205,300

		476,095

Kuwait — 1.6%
Al Ahli Bank of Kuwait KSCP, 3.50%, 04/05/22(a)	200	203,063
Burgan Senior SPC Ltd., 3.13%, 09/14/21(a)	200	200,000
Equate Petrochemical BV
3.00%, 03/03/22(a)	450	451,125
4.25%, 11/03/26(a)	200	212,250
Equate Sukuk Spc Ltd., 3.94%, 02/21/24(a)	200	206,437
Kuwait Projects Co. SPC Ltd.
4.50%, 02/23/27(a)	200	203,625
5.00%, 03/15/23(a)	200	210,687
NBK SPC Ltd., 2.75%, 05/30/22(a)	200	199,750
NBK Tier 1 Financing Ltd., 5.75%, (Call 04/09/21)(a)(d)(e)	200	206,188

		2,093,125

Macau — 2.6%
Melco Resorts Finance Ltd., 4.88%, 06/06/25 (Call 06/06/20)(a)	404	404,166
MGM China Holdings Ltd.
5.38%, 05/15/24 (Call 05/15/21)(a)	200	207,688
5.88%, 05/15/26 (Call 05/15/22)(a)	200	210,187
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	400	424,500
5.13%, 08/08/25 (Call 06/08/25)	600	661,312
5.40%, 08/08/28 (Call 05/08/28)	600	669,844
Studio City Co. Ltd., 7.25%, 11/30/21 (Call 08/30/19)(a)	200	205,750
Studio City Finance Ltd., 7.25%, 02/11/24 (Call 02/11/21)(a)	200	211,466
Wynn Macau Ltd.
4.88%, 10/01/24 (Call 10/01/20)(a)	200	200,125
5.50%, 10/01/27 (Call 10/01/22)(a)	200	199,934

		3,394,972

Malaysia — 1.5%
CIMB Bank Bhd, 3.26%, 03/15/22(a)	200	203,062
Gohl Capital Ltd., 4.25%, 01/24/27(a)	600	623,812
IOI Investment L Bhd, 4.38%, 06/27/22(a)	400	411,125

Security	Par (000)	Value

Malaysia (continued)
Malayan Banking Bhd, 3.91%, 10/29/26 (Call 10/29/21)(a)(e)	$200	$202,375
RHB Bank Bhd, 2.50%, 10/06/21(a)	200	199,500
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(a)	200	198,688
4.85%, 11/01/28(a)	200	222,172

		2,060,734

Mexico — 5.6%
Alfa SAB de CV, 5.25%, 03/25/24 (Call 12/25/23)(a)(b)	200	214,687
America Movil SAB de CV
3.13%, 07/16/22	200	203,590
3.63%, 04/22/29 (Call 01/22/29)	200	209,028
4.38%, 04/22/49 (Call 10/22/48)	200	219,394
6.13%, 03/30/40	400	524,200
6.38%, 03/01/35	200	260,937
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, 06/06/24(a)	300	302,531
Banco Mercantil del Norte SA/Grand Cayman, 5.75%, 10/04/31 (Call 10/04/26)(a)(b)(e)	200	195,578
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
4.13%, 11/09/22(a)(b)	150	155,016
5.95%, 10/01/28 (Call 10/01/23)(a)(e)	200	212,250
BBVA Bancomer SA/Texas
4.38%, 04/10/24(a)	150	156,422
5.13%, 01/18/33 (Call 01/17/28)(a)(e)	200	192,250
6.75%, 09/30/22(a)	150	161,625
Cemex SAB de CV
5.70%, 01/11/25 (Call 01/11/20)(a)(b)	200	205,544
6.13%, 05/05/25 (Call 05/05/20)(a)(b)	200	206,881
7.75%, 04/16/26 (Call 04/16/21)(a)	200	216,000
Coca-Cola FEMSA SAB de CV
3.88%, 11/26/23	150	157,294
5.25%, 11/26/43	150	179,953
Cometa Energia SA de CV, 6.38%, 04/24/35 (Call 01/24/35)(a)(b)	195	202,983
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(a)	200	200,600
Fomento Economico Mexicano SAB de CV, 4.38%, 05/10/43	150	163,031
Grupo Bimbo SAB de CV
3.49%, 06/27/24(a)	200	205,813
4.50%, 01/25/22(a)	100	103,438
4.88%, 06/27/44(a)	200	210,375
Grupo Televisa SAB
5.00%, 05/13/45 (Call 11/13/44)	200	202,750
6.13%, 01/31/46 (Call 07/31/45)	200	233,250
6.63%, 01/15/40	100	119,969
Mexichem SAB de CV
4.88%, 09/19/22(a)	200	209,875
5.50%, 01/15/48 (Call 07/15/47)(a)	200	200,531
Sigma Alimentos SA de CV, 4.13%, 05/02/26 (Call 02/02/26)(a)	200	202,750
Southern Copper Corp.
3.88%, 04/23/25	100	103,375
5.25%, 11/08/42	200	221,250
5.88%, 04/23/45	100	119,400
6.75%, 04/16/40	100	127,601
7.50%, 07/27/35	200	263,875

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mexico (continued)
Trust F/1401
5.25%, 01/30/26 (Call 10/30/25)(a)	$200	$209,062
6.39%, 01/15/50 (Call 07/15/49)(c)	200	203,500

		7,476,608

Morocco — 0.7%
OCP SA
4.50%, 10/22/25(a)	200	208,000
5.63%, 04/25/24(a)	400	436,500
6.88%, 04/25/44(a)	200	239,750

		884,250

Nigeria — 0.5%
IHS Netherlands Holdco BV, 9.50%, 10/27/21 (Call 08/30/19)(a)	200	206,700
Zenith Bank PLC, 7.38%, 05/30/22(a)	400	431,000

		637,700

Oman — 0.5%
National Bank of Oman SAOG, 5.63%, 09/25/23(a)	200	206,063
Oztel Holdings SPC Ltd.
5.63%, 10/24/23(a)	200	207,687
6.63%, 04/24/28(a)	300	307,406

		721,156

Panama — 0.8%
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)(b)	200	205,212
Banistmo SA, 3.65%, 09/19/22(a)(b)	200	200,145
C&W Senior Financing DAC, 6.88%, 09/15/27 (Call 09/15/22)(a)(b)	400	417,020
Global Bank Corp., 4.50%, 10/20/21(a)	200	205,600

		1,027,977

Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(h)	150	102,375

Peru — 2.0%
Banco BBVA Peru SA, 5.00%, 08/26/22(a)	150	158,878
Banco de Credito del Peru, 4.25%, 04/01/23(a)(b)	409	428,555
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, 06/01/28(a)	200	224,812
Inkia Energy Ltd., 5.88%, 11/09/27 (Call 11/09/22)(a)(b)	200	208,200
Kallpa Generacion SA, 4.13%, 08/16/27 (Call 05/16/27)(a)(b)	200	205,500
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(a)(b)	400	433,625
Nexa Resources SA, 5.38%, 05/04/27 (Call 02/04/27)(a)	200	210,500
Orazul Energy Egenor S en C por A, 5.63%, 04/28/27 (Call 04/28/22)(a)(b)	200	204,500
Peru LNG Srl, 5.38%, 03/22/30(a)(b)	200	217,063
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)(b)	200	208,750
Volcan Cia Minera SAA, 5.38%, 02/02/22(a)	115	118,896

		2,619,279

Philippines — 0.9%
Bank of the Philippine Islands, 4.25%, 09/04/23(a)	200	210,625
BDO Unibank Inc., 2.95%, 03/06/23(a)	200	200,625
JGSH Philippines Ltd., 4.38%, 01/23/23(a)	200	203,556
Petron Corp., 4.60%, (Call 07/19/23)(a)(d)(e)	200	197,750
SMC Global Power Holdings Corp., 6.50%, (Call 04/25/24)(a)(d)(e)	200	204,125
Union Bank of the Philippines, 3.37%, 11/29/22(a)	200	203,208

		1,219,889

Poland — 0.2%
Powszechna Kasa Oszczednosci Bank Polski SA Via PKO Finance AB, 4.63%, 09/26/22(a)	200	210,750

Security	Par (000)	Value

Qatar — 3.1%
ABQ Finance Ltd., 3.50%, 02/22/22(a)	$200	$202,625
AKCB Finance Ltd., 4.75%, 10/09/23(a)	200	212,687
Ezdan Sukuk Co. Ltd., 4.88%, 04/05/22(a)	200	179,500
Nakilat Inc., 6.07%, 12/31/33(a)	350	408,844
Ooredoo International Finance Ltd.
3.25%, 02/21/23(a)	350	356,296
3.88%, 01/31/28(a)	200	210,750
4.50%, 01/31/43(a)	200	216,750
5.00%, 10/19/25(a)	200	222,250
QIB Sukuk Ltd.
3.25%, 05/23/22(a)	200	201,188
3.98%, 03/26/24(a)	200	206,600
QIIB Senior Sukuk Ltd., 4.26%, 03/05/24(a)	200	209,063
QNB Finance Ltd.
2.13%, 09/07/21(a)	200	197,750
3.50%, 03/28/24(a)	400	408,250
Ras Laffan Liquefied Natural Gas Co. Ltd. III
5.84%, 09/30/27(a)	500	569,375
6.33%, 09/30/27(a)	250	289,297

		4,091,225

Russia — 5.2%
Alfa Bank AO Via Alfa Bond Issuance PLC, 8.00%, (Call 02/03/22)(a)(d)(e)	200	205,688
ALROSA Finance SA, 4.65%, 04/09/24 (Call 01/09/24)(a)	200	207,434
Credit Bank of Moscow Via CBOM Finance PLC
7.12%, 06/25/24(a)	200	208,625
7.50%, 10/05/27 (Call 10/05/22)(a)(e)	200	177,250
Eurochem Finance DAC, 5.50%, 03/13/24(a)	200	211,500
Evraz PLC
5.25%, 04/02/24(a)	200	211,500
5.38%, 03/20/23(a)	200	211,000
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22(a)	200	205,250
6.00%, 11/27/23(a)	200	219,250
Gazprom OAO Via Gaz Capital SA
4.95%, 07/19/22(a)	400	421,000
4.95%, 02/06/28(a)	400	429,000
6.51%, 03/07/22(a)	100	108,500
7.29%, 08/16/37(a)	100	128,500
8.63%, 04/28/34(a)	250	345,469
Lukoil International Finance BV
4.56%, 04/24/23(a)	400	419,000
6.66%, 06/07/22(a)	100	109,875
Metalloinvest Finance DAC, 4.85%, 05/02/24(a)	200	207,312
MMC Norilsk Nickel OJSC via MMC Finance DAC, 4.10%, 04/11/23(a)	200	203,250
Novatek OAO Via Novatek Finance DAC, 4.42%, 12/13/22(a)	200	206,750
Novolipetsk Steel via Steel Funding DAC, 4.50%, 06/15/23(a)	200	206,937
Novolipetsk Steel Via Steel Funding DAC, 4.70%, 05/30/26(c)	200	209,000
Polyus Finance PLC, 5.25%, 02/07/23(a)	200	209,500
Rosneft Oil Co. Via Rosneft International Finance DAC, 4.20%, 03/06/22(a)	200	204,000
Sberbank of Russia Via SB Capital SA
5.13%, 10/29/22(a)	400	415,500
6.13%, 02/07/22(a)	200	214,250
VEON Holdings BV
4.95%, 06/16/24 (Call 03/16/24)(a)	200	211,000
5.95%, 02/13/23(a)	200	215,100
VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22(a)	400	425,000

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Russia (continued)
VTB Bank PJSC Via VTB Eurasia DAC, 9.50%, (Call 12/06/22)(a)(d)(e)	$200	$214,875

		6,961,315

Saudi Arabia — 3.2%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/39(a)	200	213,312
Almarai Sukuk Ltd., 4.31%, 03/05/24(a)	200	209,000
Dar Al-Arkan Sukuk Co. Ltd.
6.88%, 04/10/22(a)	200	204,063
6.88%, 03/21/23(a)	200	202,875
SABIC Capital II BV
4.00%, 10/10/23(a)	400	419,100
4.50%, 10/10/28(a)	200	218,300
Saudi Electricity Global Sukuk Co., 4.21%, 04/03/22(a)	200	208,300
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	200	218,700
Saudi Electricity Global Sukuk Co. 3
4.00%, 04/08/24(a)	600	627,300
5.50%, 04/08/44 (a)	400	461,400
Saudi Electricity Global Sukuk Co. 4
4.22%, 01/27/24(a)	400	421,400
4.72%, 09/27/28(a)	400	441,200
Saudi Telecom Co., 3.89%, 05/13/29(c)	400	418,250

		4,263,200

Singapore — 2.9%
DBS Group Holdings Ltd.
2.90%, 07/25/22, (3 mo. LIBOR US + 0.620%)(a)(g)	200	200,595
3.60%, (Call 09/07/21)(a)(d)(e)	200	200,438
4.52%, 12/11/28 (Call 12/11/23)(a)(e)	200	211,247
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	310	323,101
GLP Pte Ltd., 3.88%, 06/04/25(a)	425	423,805
Oversea-Chinese Banking Corp. Ltd.
4.00%, 10/15/24 (Call 10/15/19)(a)(e)	400	400,776
4.25%, 06/19/24(a)	200	210,500
SingTel Group Treasury Pte Ltd.
3.25%, 06/30/25(a)	500	516,406
3.88%, 08/28/28 (Call 05/28/28)(a)	200	216,097
United Overseas Bank Ltd.
3.50%, 09/16/26 (Call 09/16/21)(a)(e)	400	404,000
3.75%, 09/19/24 (Call 09/19/19)(a)(e)	400	400,378
3.75%, 04/15/29 (Call 04/15/24)(a)(e)	200	205,122
3.88%, (Call 10/19/23)(a)(d)(e)	200	200,687

		3,913,152

South Africa — 2.5%
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22(b)	157	164,654
FirstRand Bank Ltd., 6.25%, 04/23/28 (Call 04/23/23)(a)(e)	200	210,437
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29 (Call 02/15/29)(a)	200	218,000
Liquid Telecommunications Financing PLC, 8.50%, 07/13/22 (Call 07/13/20)(a)	200	201,938
MTN Mauritius Investment Ltd.
4.76%, 11/11/24(a)	200	202,938
5.37%, 02/13/22(a)	200	206,500
6.50%, 10/13/26(a)	200	219,540
Myriad International Holdings BV
4.85%, 07/06/27 (Call 04/06/27)(a)	200	216,312
5.50%, 07/21/25 (Call 04/21/25)(a)	400	443,500
Petra Diamonds U.S. Treasury PLC, 7.25%, 05/01/22 (Call 08/30/19)(a)	200	188,000
Sasol Financing International Ltd., 4.50%, 11/14/22	200	206,125

Security	Par (000)	Value

South Africa (continued)
SASOL Financing USA LLC
5.88%, 03/27/24 (Call 02/27/24)	$400	$428,800
6.50%, 09/27/28 (Call 06/27/28)	400	448,250

		3,354,994

South Korea — 4.4%
Hanwha Life Insurance Co. Ltd., 4.70%, (Call 04/23/23)(a)(d)(e)	200	200,500
Heungkuk Life Insurance Co. Ltd., 4.48%, (Call 11/09/22)(a)(d)(e)	200	195,688
Hyundai Capital Services Inc., 3.00%, 03/06/22(a)	400	401,165
Kia Motors Corp., 3.00%, 04/25/23(a)	200	200,250
Kookmin Bank, 2.88%, 03/25/23(a)(b)	200	201,350
Korea East-West Power Company Ltd., 2.63%, 06/19/22(a)	200	200,250
Korea Gas Corp.
3.50%, 07/21/25(a)	200	209,875
3.88%, 02/12/24(a)	400	421,625
6.25%, 01/20/42(a)	200	287,250
Korea Hydro & Nuclear Power Co. Ltd.
3.00%, 09/19/22(a)	200	202,812
3.75%, 07/25/23(a)	200	208,729
Kyobo Life Insurance Co. Ltd., 3.95%, (Call 07/24/22)(a)(d)(e)	200	200,813
LG Chem Ltd.
3.25%, 10/15/24(a)	200	204,432
3.63%, 04/15/29(a)	200	205,563
NongHyup Bank
1.88%, 09/12/21(a)	200	197,563
2.88%, 07/17/22(a)(b)	200	201,500
POSCO, 4.00%, 08/01/23(a)	200	209,102
Shinhan Bank Co. Ltd.
2.88%, 03/28/22(a)	400	403,000
3.88%, 11/05/23(a)	200	209,561
Shinhan Financial Group Co. Ltd., 5.88%, (Call 08/13/23)(a)(d)(e)	200	213,250
SK Innovation Co. Ltd., 4.13%, 07/13/23(a)	200	209,615
SK Telecom Co. Ltd., 3.75%, 04/16/23(a)(b)	200	207,288
Woori Bank
4.75%, 04/30/24(a)(b)	400	426,875
5.25%, (Call 05/16/22)(a)(d)(e)	200	206,500

		5,824,556

Taiwan — 0.5%
Competition Team Technologies Ltd., 3.75%, 03/12/24(a)	400	411,500
Formosa Group Cayman Ltd., 3.38%, 04/22/25(a)	200	202,812

		614,312

Thailand — 1.6%
Bangkok Bank PCL/Hong Kong
4.05%, 03/19/24(a)	400	420,500
4.45%, 09/19/28(a)(b)	200	217,750
5.00%, 10/03/23(a)	200	217,039
Krung Thai Bank PCL/Cayman Islands, 5.20%, 12/26/24 (Call 12/26/19)(a)(e)	200	201,246
PTT Global Chemical PCL, 4.25%, 09/19/22(a)	200	207,625
PTTEP Treasury Center Co. Ltd., 4.60%, (Call 07/17/22)(a)(d)(e)	200	204,250
Siam Commercial Bank PCL/Cayman Islands
2.75%, 05/16/23(a)	200	199,575
4.40%, 02/11/29(a)	200	217,750
Thaioil Treasury Center Co. Ltd., 5.38%, 11/20/48(a)	200	245,000

		2,130,735

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Turkey — 4.3%
Akbank Turk AS
5.13%, 03/31/25(a)	$200	$185,875
7.20%, 03/16/27 (Call 03/16/22)(a)(e)	200	178,875
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 11/01/22(a)	200	195,563
Coca-Cola Icecek AS, 4.22%, 09/19/24 (Call 06/19/24)(a)	200	196,250
KOC Holding AS
5.25%, 03/15/23 (Call 12/15/22)(a)	200	197,230
6.50%, 03/11/25 (Call 12/11/24)(a)	200	202,625
Petkim Petrokimya Holding AS, 5.88%, 01/26/23 (Call 01/26/21)(a)	200	194,250
QNB Finansbank AS
4.88%, 05/19/22(a)	200	196,000
6.88%, 09/07/24(a)	200	206,437
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24 (Call 07/20/24)(a)	200	185,600
Turk Telekomunikasyon AS, 4.88%, 06/19/24(a)	200	191,250
Turkcell Iletisim Hizmetleri AS, 5.75%, 10/15/25(a)	200	195,875
Turkiye Garanti Bankasi AS
5.25%, 09/13/22(a)	200	197,125
5.88%, 03/16/23(a)	400	395,255
Turkiye Is Bankasi AS
5.38%, 10/06/21(a)	200	195,978
5.50%, 04/21/22(a)	200	195,000
6.00%, 10/24/22(a)	200	188,500
6.13%, 04/25/24(a)	200	186,730
7.00%, 06/29/28 (Call 06/29/23)(a)(e)	200	168,000
Turkiye Sise ve Cam Fabrikalari AS, 6.95%, 03/14/26 (Call 12/14/25)(a)	200	202,000
Turkiye Vakiflar Bankasi TAO
5.63%, 05/30/22(a)	200	190,500
5.75%, 01/30/23(a)	200	187,270
6.00%, 11/01/22(a)	200	185,938
8.13%, 03/28/24(a)	200	197,313
Yapi ve Kredi Bankasi AS
6.10%, 03/16/23(a)	200	192,958
8.25%, 10/15/24(a)	200	204,770
8.50%, 03/09/26 (Call 03/09/21)(a)(e)	300	290,812
13.88%, (Call 01/15/24)(a)(d)(e)	200	209,000

		5,712,979

Ukraine — 1.1%
DTEK Finance PLC, 10.75%, (10.75% PIK), 12/31/24 (Call 09/02/19)(f)	360	376,396
Kernel Holding SA, 8.75%, 01/31/22(a)	200	212,625
Metinvest BV
7.75%, 04/23/23 (Call 01/23/23)(a)	200	209,000
8.50%, 04/23/26 (Call 01/23/26)(a)	200	212,480
MHP Lux SA, 6.95%, 04/03/26(a)	200	204,500
MHP SE, 7.75%, 05/10/24(a)	200	212,980

		1,427,981

United Arab Emirates — 5.4%
Abu Dhabi National Energy Co. PJSC
3.63%, 01/12/23(a)	200	205,700
4.38%, 04/23/25(a)	200	213,687
4.38%, 06/22/26(a)	200	214,000
4.88%, 04/23/30(a)	200	224,750
5.88%, 12/13/21(a)	200	215,200
6.50%, 10/27/36(a)	200	266,812
ADCB Finance Cayman Ltd., 4.50%, 03/06/23(a)	200	209,700
ADIB Capital Invest 2 Ltd., 7.13%, (Call 09/20/23)(a)(d)(e)	200	217,937

Security	Par/ Shares (000)	Value

United Arab Emirates (continued)
BOS Funding Ltd., 4.23%, 03/07/22(a)	$200	$204,500
DAE Funding LLC, 5.00%, 08/01/24 (Call 08/01/20)(a)	525	555,686
DIB Sukuk Ltd.
3.63%, 02/06/23(a)	200	203,500
3.66%, 02/14/22(a)	200	203,188
DIB Tier 1 Sukuk 3 Ltd., 6.25%, (Call 01/22/25)(a)(d)(e)	200	212,375
Dolphin Energy Ltd. LLC, 5.50%, 12/15/21(a)(b)	200	212,437
DP World Crescent Ltd.
3.91%, 05/31/23(a)	200	205,700
4.85%, 09/26/28(a)	200	215,437
DP World PLC, 6.85%, 07/02/37(a)	500	636,094
Emaar Sukuk Ltd., 3.64%, 09/15/26(a)	200	198,625
EMG SUKUK Ltd., 4.56%, 06/18/24(a)	200	208,875
Emirates NBD PJSC
3.25%, 11/14/22(a)	200	203,250
6.13%, (Call 03/20/25)(a)(d)(e)	200	207,563
Fab Sukuk Co. Ltd.
3.63%, 03/05/23(a)	200	205,813
3.88%, 01/22/24(a)	200	208,250
First Abu Dhabi Bank PJSC, 3.00%, 03/30/22(a)	200	202,250
MAF Global Securities Ltd., 4.75%, 05/07/24(a)	200	211,750
Mashreqbank PSC, 4.25%, 02/26/24(a)	200	208,250
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	243,562
Shelf Drilling Holdings Ltd., 8.25%, 02/15/25 (Call 02/15/21)(a)	200	187,063
SIB Sukuk Co. III Ltd., 4.23%, 04/18/23(a)	200	205,688
Union National Bank PJSC, 4.00%, 03/13/23(a)	200	207,313

		7,114,955

Zambia — 1.0%
First Quantum Minerals Ltd.
6.50%, 03/01/24 (Call 09/01/20)(a)	200	191,531
6.88%, 03/01/26 (Call 03/01/21)(a)	200	188,094
7.25%, 04/01/23 (Call 10/01/19)(a)	600	594,375
7.50%, 04/01/25 (Call 04/01/20)(a)	400	390,812

		1,364,812

Total Corporate Bonds & Notes — 98.0% (Cost: $127,200,842)		130,064,507

Foreign Government Obligations(i)

Nigeria — 0.2%
Africa Finance Corp., 3.88%, 04/13/24(a)	200	204,800

Supranational — 0.3%
African Export-Import Bank (The), 5.25%, 10/11/23(a)	400	429,375

Total Foreign Government Obligations — 0.5% (Cost: $622,355)		634,175

Short-Term Investments

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(j)(k)(l)	15,269	15,276,139

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® J.P. Morgan EM Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(j)(k)	1,566	$1,566,000

		16,842,139

Total Short-Term Investments — 12.7% (Cost: $16,839,379)		16,842,139

Total Investments in Securities — 111.2% (Cost: $144,662,576)		147,540,821

Other Assets, Less Liabilities — (11.2)%		(14,908,173)

Net Assets — 100.0%		$132,632,648

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.

(f)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(g)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(h)	Zero-coupon bond.
(i)	U.S. dollar denominated security issued by foreign domiciled entity.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period-end.
(l)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 10/31/18 (000)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,764	10,505	15,269	$15,276,139	$31,506	(a)	$372	$2,245
BlackRock Cash Funds: Treasury, SL Agency Shares	336	1,230	1,566	1,566,000	13,635		—	—

				$16,842,139	$45,141		$372	$2,245

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$130,064,507	$—	$130,064,507
Foreign Government Obligations	—	634,175	—	634,175
Money Market Funds	16,842,139	—	—	16,842,139

	$16,842,139	$130,698,682	$—	$147,540,821

Portfolio Abbreviations — Fixed Income

LIBOR	London Interbank Offered Rate

PIK	Payment-in-kind